Report of Independent Registered Public Accounting Firm
To the Shareholders and
Board of Trustees of USAA Mutual Funds Trust
In planning and performing our audits of the financial
statements of USAA Mutual Funds Trust (comprising USAA
California Bond Fund, USAA Global Equity Income Fund,
USAA New York Bond Fund, USAA Target Managed Allocation
Fund, USAA Tax Exempt Intermediate-Term Fund, USAA Tax
Exempt Long-Term Fund, USAA Tax Exempt Money Market
Fund, USAA Tax Exempt Short-Term Fund, and USAA Virginia
Bond Fund) (the Trust) as of and for the year ended March 31,
2020, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the
Trust's internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our
opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Trust's
internal control over financial reporting. Accordingly, we
express no such opinion.
The management of the Trust is responsible for establishing
and maintaining effective internal control over financial
reporting. In fulfilling this responsibility, estimates and
judgments by management are required to assess the
expected benefits and related costs of controls. A trust's
internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally
accepted accounting principles. A trust's internal control over financial reporting includes those policies and procedures that
(1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the trust; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with
U.S. generally accepted accounting principles, and that receipts and expenditures of the trust are being made only in
accordance with authorizations of management and trustees of the trust; and (3) provide reasonable assurance regarding
prevention or timely detection of unauthorized acquisition, use or disposition of a trust's assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate
because of changes in conditions, or that the degree of
compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow
management or employees, in the normal course of performing
their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a
combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the trust's annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Trust's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting
Oversight Board (United States). However, we noted no
deficiencies in the Trust's internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as
defined above as of March 31, 2020.
This report is intended solely for the information and use of management and the Board of Trustees of the Trust and the
Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified
parties.
/s/ Ernst & Young LLP
San Antonio, TX
May 27, 2020